Summary of Significant Accounting Policies (Details) - Schedule of disaggregates the Company’s revenue - FaZe Clan Inc. [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Brand Sponsorships	$ 17,080	$ 11,466	$ 16,520	$ 8,364
Content	13,826	7,871	12,077	8,036
Consumer Products	5,053	5,197	6,605	7,326
Esports	2,651	1,259	2,860	6,818
Other	198	132
Total Revenue	$ 38,808	$ 25,925	$ 38,211	$ 30,738